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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act
file number                       811-02729
-------------------------------------------------------------------------------


                          Short-Term Investments Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


 Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
-------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:     (713)626-1919
                                                     --------------------------
Date of fiscal year end:  8/31
                          ----

Date of reporting period: 11/30/05
                          --------

Item 1.  Schedule of Investments.

                         GOVERNMENT & AGENCY PORTFOLIO

          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com               GAP-QTR-1 11/05            A I M Advisors, Inc.

                        AIM INVESTMENTS--registered trademark--LOGO APPEARS HERE
                              Your goals. Our solutions.--registered trademark--

SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                MATURITY     (000)         VALUE
                                                                --------   ---------   ------------
U.S. GOVERNMENT AGENCY SECURITIES--29.48%
FEDERAL HOME LOAN BANK (FHLB)--5.60%
Unsec. Bonds,
5.38%                                                           05/15/06    $ 30,000   $ 30,160,172
6.09%                                                           06/02/06      10,980     11,085,290
Unsec. Disc. Notes, (a)
2.92%                                                           12/30/05      20,000     19,952,956
4.01%                                                           01/04/06      19,500     19,426,149
Unsec. Global Bonds,
2.88%                                                           05/22/06      24,880     24,747,662
3.25%                                                           07/21/06      25,000     24,884,000
                                                                                       ------------
                                                                                        130,256,229
                                                                                       ============
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--15.04%
Freddie Mac-Series M006, Class A, Taxable
Multifamily Variable Rate Ctfs.,
4.19%                                                  (b)(c)   10/15/45      11,991     11,991,221
Unsec. Disc. Notes, (a)
2.87%                                                           12/13/05      15,816     15,800,869
3.44%                                                           12/13/05      50,000     49,942,667
3.98%                                                           02/14/06      25,469     25,257,820
4.00%                                                           02/21/06      40,000     39,635,556
3.79%                                                           03/14/06      50,000     49,458,249
4.05%                                                           04/04/06      50,000     49,302,500
4.10%                                                           04/04/06      25,000     24,646,944
4.21%                                                           04/25/06      30,000     29,491,292
3.88%                                                           07/25/06       6,272      6,112,468
4.37%                                                           08/04/06      20,000     19,402,767
4.38%                                                           08/15/06      30,000     29,063,021
                                                                                       ------------
                                                                                        350,105,374
                                                                                       ============
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--8.84%
Unsec. Disc. Bonds, (a)
2.93%                                                           12/09/05      25,000     24,983,700
3.97%                                                           01/18/06      43,876     43,643,624
4.19%                                                           02/17/06      19,080     18,906,785
3.41%                                                           02/24/06      30,000     29,758,458
4.07%                                                           04/05/06      17,600     17,351,583
3.87%                                                           07/28/06      10,000      9,743,407
3.88%                                                           07/28/06      11,801     11,497,019
Unsec. Floating Rate Bonds,
4.01%                                                  (d)      05/09/06      50,000     49,995,679
                                                                                       ------------
                                                                                        205,880,255
                                                                                       ============
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost
   $686,241,858)                                                                        686,241,858
                                                                                       ============
Total Investments (excluding Repurchase Agreements)
   (Cost $686,241,858)                                                                  686,241,858
                                                                                       ============

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                MATURITY     (000)         VALUE
                                                                --------   ---------   --------------
REPURCHASE AGREEMENTS--70.81%
ABN AMRO Bank N.V. - New York Branch
4.01%                                                  (e)      12/01/05    $ 89,000   $   89,000,000
Bank of Nova Scotia (The) - New York Branch
4.02%                                                  (f)      12/01/05     110,000      110,000,000
Barclays Capital Inc.
4.02%                                                  (g)      12/01/05     255,891      255,890,675
Bear, Stearns & Co., Inc.
4.02%                                                  (h)          -        150,000      150,000,000
Bear, Stearns & Co., Inc.
4.05%                                                  (i)      12/01/05     200,000      200,000,000
BNP Paribas Securities Corp.
4.01%                                                  (j)      12/01/05     110,000      110,000,000
Citigroup Global Markets Inc.
4.01%                                                  (k)      12/01/05     110,000      110,000,000
Credit Suisse First Boston LLC
4.02%                                                  (l)      12/01/05      94,000       94,000,000
Deutsche Bank Securities Inc.
4.00%                                                  (m)      12/01/05     110,000      110,000,000
Goldman, Sachs & Co.
4.01%                                                  (n)      12/01/05     110,000      110,000,000
Morgan Stanley & Co., Inc.
4.02%                                                  (o)      12/01/05      60,000       60,000,000
UBS Securities LLC
4.02%                                                  (p)      12/01/05     250,000      250,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,648,890,675)                                       1,648,890,675
                                                                                       --------------
TOTAL INVESTMENTS--100.29% (Cost $2,335,132,533)(q)                                     2,335,132,533
                                                                                       ==============
OTHER ASSETS LESS LIABILITIES--(0.29%)                                                     (6,678,113)
                                                                                       ==============
NET ASSETS--100.00%                                                                    $2,328,454,420
                                                                                       ==============

Investment Abbreviations:

Ctfs.    Certificates
Disc.    Discounted
Unsec.   Unsecured

     Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on 11/30/05.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on 11/30/05.

(e) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $125,013,924. Collateralized by $112,729,000 U.S. Government obligations, 5.13% to 6.75% due 07/15/12 to 03/15/31 with an aggregate value at 11/30/05 of $127,500,689. The amount to be received upon repurchase by the Fund is $89,009,914.

(f) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $255,295,000 U.S. Government obligations, 2.50% to 5.50% due 03/15/06 to 10/19/15 with an aggregatev value at 11/30/05 of $255,000,433. The amount to be received upon repurchase by the Fund is $110,012,284.

(g) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $552,321,372. Collateralized by $563,500,000 U.S. Government obligations, 0% to 5.38% due 05/02/06 to 05/15/19 with an aggregate value at 11/30/05 of $563,305,641. The amount to be received upon repurchase by the Fund is $255,919,249.

(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $152,420,000 U.S. Government obligations, 2.00% to 10.00% due 01/15/07 to 05/15/30 with an aggregate value at 11/30/05 of $153,002,877.

(i) Repurchase agreement entered into 11/30/05 with a maturing value of $200,022,500. Collateralized by $204,510,000 U.S. Government obligations, 3.88% to 5.15% due 09/15/10 to 08/15/13 with an aggregate value at 11/30/05 of $204,001,560.

(j) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,847. Collateralized by $253,790,000 U.S. Government obligations, 0% to 7.40% due 12/14/05 to 07/15/32 with an aggregate value at 11/30/05 of $255,000,351. The amount to be received upon repurchase by the Fund is $110,012,253.

(k) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,055,694. Collateralized by $507,316,000 U.S. Government obligations, 0% to 8.25% due 05/01/06 to 04/15/42 with an aggregate value at 11/30/05 of $510,000,827. The amount to be received upon repurchase by the Fund is $110,012,253.

(l) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,460,000 U.S. Government obligations, 3.00% to 5.25% due 05/15/06 to 06/12/13 with an aggregate value at 11/30/05 of $257,584,854. The amount to be received upon repurchase by the Fund is $94,010,497.

(m) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $125,013,889. Collateralized by $130,230,000 U.S. Government obligations, 0% to 5.38% due 08/04/06 to 06/16/20 with an aggregate value at 11/30/05 of $127,500,075. The amount to be received upon repurchase by the Fund is $110,012,222.

(n) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,847. Collateralized by $255,750,000 U.S. Government obligations, 2.00% to 6.01% due 02/27/06 to 07/28/28 with an aggregate value at 11/30/05 of $255,005,100. The amount to be received upon repurchase by the Fund is $110,012,253.

(o) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,785,000 U.S. Government obligations, 3.25% to 4.63% due 08/22/06 to 10/15/13 with an aggregate value at 11/30/05 of $258,299,549. The amount to be received upon repurchase by the Fund is $60,006,700.

(p) Repurchase agreement entered into 11/30/05 with a maturing value of $250,027,917. Collateralized by $390,086,000 U.S. Government obligations, 0% due 10/15/12 to 01/15/19 with an aggregate value at 11/30/05 of $255,001,934.

(q)  Also represents cost for federal income tax purposes.

     See accompanying Notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com              TAP-QTR-1 11/05             A I M Advisors, Inc.

                        AIM INVESTMENTS--registered trademark--LOGO APPEARS HERE
                              Your goals. Our solutions.--registered trademark--

SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                                                           PRINCIPAL
                                                                                                             AMOUNT
                                                                                                MATURITY     (000)         VALUE
                                                                                                --------   ---------   ------------
U.S. GOVERNMENT AGENCY SECURITIES--100.33%

FEDERAL HOME LOAN BANK (FHLB)--100.33%

Unsec. Bonds,
1.60%                                                                                           12/30/05     $1,850    $  1,846,765

Unsec. Disc. Notes,(a)
3.88%                                                                                     (b)   12/01/05     61,500      61,500,000
3.62%                                                                                           12/02/05     10,000       9,998,994
3.93%                                                                                           12/14/05     20,000      19,971,617
2.87%                                                                                           12/23/05      5,000       4,991,231
3.91%                                                                                           12/27/05      6,940       6,920,402
4.00%                                                                                           01/04/06     15,000      14,943,333
3.94%                                                                                           01/11/06     11,995      11,941,176
3.95%                                                                                           01/11/06      2,261       2,250,829
3.96%                                                                                           01/18/06     10,595      10,538,988
4.10%                                                                                           01/20/06      6,000       5,965,833
4.18%                                                                                           02/10/06      1,620       1,606,629
4.19%                                                                                           02/15/06      1,104       1,094,234
3.95%                                                                                           07/17/06      2,768       2,698,754

Unsec. Floating Rate Global Bonds,
4.05%                                                                                     (c)   08/21/06     10,000       9,998,651

Unsec. Global Bonds,
3.25%                                                                                           07/21/06      3,000       2,986,080

Total U.S. Government Agency Securities (Cost $169,253,516)                                                             169,253,516
                                                                                                                       ------------
TOTAL INVESTMENTS--100.33% (Cost $169,253,516)                                            (d)                           169,253,516
                                                                                                                       ------------
OTHER ASSETS LESS LIABILITIES--(0.33%)                                                                                     (557,967)
                                                                                                                       ------------
NET ASSETS--100.00%                                                                                                    $168,695,549
                                                                                                                       ------------

Investment Abbreviations:

Disc. Discounted

Unsec. Unsecured

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2005.

(d)  Also represents cost for federal income tax purposes.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

                             LIQUID ASSETS PORTFOLIO

          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com               LAP-QTR-1 11/05            A I M Advisors, Inc.

                        AIM INVESTMENTS--registered trademark--LOGO APPEARS HERE
                              Your goals. Our solutions.--registered trademark--

SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                               MATURITY     (000)         VALUE
                                                                                               --------   ---------   --------------
COMMERCIAL PAPER--23.34%                                                              (a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/
Leases--0.51%

Amstel Funding Corp.
4.46% (Acquired 11/30/05; Cost $97,809,625)                                           (b)      05/26/06    $100,000   $   97,822,000
                                                                                                                      --------------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--0.31%

Old Line Funding Corp.
4.06% (Acquired 11/03/05; Cost $58,379,161)                                           (b)      12/15/05      58,657       58,564,387
                                                                                                                      --------------
ASSET-BACKED SECURITIES - FULLY BACKED--6.78%

Aspen Funding Corp. (CEP-MBIA Insurance Corp.)
3.97% (Acquired 10/19/05; Cost $49,718,792)                                           (b)      12/09/05      50,000       49,955,889
4.22% (Acquired 11/10/05; Cost $49,484,222)                                           (b)      02/06/06      50,000       49,607,306

Concord Minutemen Capital Co., LLC-Series A
(Multi CEP's-Liberty Hampshire Co., LLC; agent)
3.45% (Acquired 06/07/05; Cost $34,288,917)                                           (b)      01/06/06      35,000       34,879,250
3.83% (Acquired 09/08/05; Cost $98,063,722)                                           (b)      03/09/06     100,000       98,957,389
4.03% (Acquired 11/08/05; Cost $67,283,279)                                           (b)      12/08/05      67,510       67,457,098
4.03% (Acquired 11/08/05; Cost $60,142,562)                                           (b)      12/09/05      60,352       60,297,951

Crown Point Capital Co., LLC-Series A
(Multi CEP's-Liberty Hampshire Co., LLC; agent)
3.75% (Acquired 09/08/05; Cost $121,193,601)                                          (b)      12/07/05     122,339      122,262,640
4.03% (Acquired 11/08/05; Cost $170,339,402)                                          (b)      12/06/05     170,875      170,779,357
4.04% (Acquired 11/07/05; Cost $120,256,935)                                          (b)      12/06/05     120,636      120,568,310
4.04% (Acquired 11/08/05; Cost $100,003,185)                                          (b)      12/09/05     100,341      100,250,916
4.23% (Acquired 11/10/05; Cost $31,298,721)                                           (b)      02/09/06      31,637       31,376,786

Govco, Inc. (Multi-CEP's-Citicorp North America, Inc.; agent)
3.74% (Acquired 09/01/05; Cost $47,050,940)                                           (b)      12/01/05      47,500       47,500,000

Newport Funding Corp. (CEP-MBIA Insurance Corp.)
3.75% (Acquired 09/08/05; Cost $49,531,875)                                           (b)      12/07/05      50,000       49,968,792
3.97% (Acquired 10/19/05; Cost $49,718,792)                                           (b)      12/09/05      50,000       49,955,889
4.22% (Acquired 11/10/05; Cost $14,845,267)                                           (b)      02/06/06      15,000       14,882,192

Picaros Funding PLC/LLC (CEP-KBC Bank N.V.)
3.42% (Acquired 06/03/05; Cost $73,825,525)                                           (b)(c)   02/28/06      75,769       75,128,373
4.22% (Acquired 11/09/05; Cost $47,000,833)                                           (b)(c)   02/08/06      47,507       47,123,203

Ticonderoga Funding LLC (CEP-Bank of America, N.A.)
4.02% (Acquired 11/04/05; Cost $99,653,833)                                           (b)      12/05/05     100,000       99,955,333
                                                                                                                      --------------
                                                                                                                       1,290,906,674
                                                                                                                      --------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--3.66%

Charta LLC
3.97% (Acquired 10/19/05; Cost $99,470,667)                                           (b)      12/06/05     100,000       99,944,861

Clipper Receivables Co., LLC
4.05%                                                                                          12/14/05     144,000      143,789,400

CRC Funding LLC
3.96% (Acquired 10/18/05; Cost $99,439,000)                                           (b)      12/08/05     100,000       99,923,000
4.07% (Acquired 11/09/05; Cost $49,762,583)                                           (b)      12/21/05      50,000       49,886,944

Gemini Securitization Corp., LLC
3.75% (Acquired 09/08/05; Cost $53,692,553)                                           (b)      12/07/05      54,200       54,166,170

Mont Blanc Capital Corp.
4.05% (Acquired 11/14/05; Cost $59,797,500)                                           (b)(c)   12/15/05      60,000       59,905,500

Park Avenue Receivables Co., LLC
4.02% (Acquired 11/09/05; Cost $74,704,297)                                           (b)      12/08/05      74,947       74,888,416

Preferred Receivables Funding Corp.
4.02% (Acquired 11/09/05; Cost $20,165,019)                                           (b)      12/06/05      20,226       20,214,707

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                               MATURITY     (000)          VALUE
                                                                                               --------   ---------   --------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)

Ranger Funding Co., LLC
4.02% (Acquired 11/04/05; Cost $44,027,206)                                           (b)      12/08/05    $ 44,195     $ 44,160,454

Sheffield Receivables Corp.
4.02% (Acquired 11/09/05; Cost $49,838,083)                                           (b)      12/08/05      50,000       49,960,917
                                                                                                                      --------------
                                                                                                                         696,840,369
                                                                                                                      --------------
ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--2.64%

Cancara Asset Securitization Ltd./LLC
3.77% (Acquired 09/01/05; Cost $39,601,973)                                           (b)(c)   12/02/05      39,983       39,978,813

Grampian Funding Ltd./LLC
3.49% (Acquired 06/13/05; Cost $49,132,347)                                           (b)      12/09/05      50,000       49,961,222
4.40% (Acquired 11/23/05; Cost $107,580,000)                                          (b)      05/22/06     110,000      107,687,556

Sigma Finance Inc.
3.78% (Acquired 09/01/05; Cost $75,367,896)                                           (b)      12/14/05      76,200       76,095,987
3.83% (Acquired 09/08/05; Cost $98,085,000)                                           (b)      03/07/06     100,000       98,978,667

Solitaire Funding Ltd./LLC
4.05% (Acquired 11/14/05; Cost $130,004,748)                                          (b)(c)   12/14/05     130,445      130,254,224
                                                                                                                      --------------
                                                                                                                         502,956,469
                                                                                                                      --------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES--0.52%

Eureka Securitization, Inc.
4.25% (Acquired 11/17/05; Cost $99,043,750)                                           (b)(c)   02/06/06     100,000       99,209,028
                                                                                                                      --------------
CONSUMER FINANCE--0.13%

Toyota Motor Credit Corp.
3.43%                                                                                          02/24/06      25,000       24,797,535
                                                                                                                      --------------
DIVERSIFIED CAPITAL MARKETS--3.67%

Citigroup Funding Inc.
4.01%                                                                                          12/19/05     200,000      199,599,000

Morgan Stanley, Floating Rate
4.09%                                                                                 (d)      12/05/05     200,000      200,000,000
4.09%                                                                                 (d)      12/07/05     200,000      200,000,000
4.09%                                                                                 (d)      04/11/06     100,000      100,000,000
                                                                                                                      --------------
                                                                                                                         699,599,000
                                                                                                                      --------------
INDUSTRIAL CONGLOMERATES--0.91%

General Electric Co.
4.01%                                                                                          12/27/05     175,000      174,493,181
                                                                                                                      --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.25%

General Electric Capital Corp.
3.46%                                                                                          02/22/06     125,000      124,002,847
3.88%                                                                                          05/26/06     200,000      196,206,222
3.91%                                                                                          03/02/06      40,000       39,604,656
4.40%                                                                                          05/22/06      70,000       68,528,444
                                                                                                                      --------------
                                                                                                                         428,342,169
                                                                                                                      --------------

REGIONAL BANKS--1.96%

Banque et Caisse d'Epargne de l'Etat
4.21%                                                                                 (c)      02/07/06     100,000       99,204,778

Fortis Funding LLC
4.01% (Acquired 11/09/05; Cost $199,331,667)                                          (b)(c)   12/09/05     200,000      199,821,778

Northern Rock PLC
4.15% (Acquired 10/06/05; Cost $73,426,458)                                           (b)(c)   04/07/06      75,000       73,901,979
                                                                                                                      --------------
                                                                                                                         372,928,535
                                                                                                                      --------------
TOTAL COMMERCIAL PAPER (Cost $4,446,459,347)                                                                           4,446,459,347
                                                                                                                      --------------

                                                                                                            PRINCIPAL
                                                                                                              AMOUNT
                                                                                                 MATURITY     (000)        VALUE
                                                                                                 --------   ---------   ------------
VARIABLE RATE DEMAND NOTES--8.13%                                                    (e)

INSURED--1.74%                                                                       (f)

Alaska (State of) Housing Finance Corp.; Taxable Home
Mortgage Series 2002 B RB (INS-Financial Security
Assurance Inc.)
4.07%                                                                                (g)(h)      12/01/36    $ 8,100    $  8,100,000

Denver (City & County of), Colorado School District No. 1;
Taxable Series 2005 B COP (INS-Ambac Assurance Corp.)
4.07%                                                                                (g)(h)      12/15/18     12,400      12,400,000

Illinois (State of) Health Facilities Authority
(Loyola University Health System); Taxable Series 1997 C RB
(INS-MBIA Insurance Corp.)
4.10%                                                                                (g)(h)      07/01/24     32,695      32,695,000

Illinois (State of) Student Assistance Commission;
Taxable Student Loan Series 1998 B RB
(INS-MBIA Insurance Corp.)
4.08%                                                                                (g)(h)      09/01/32     15,370      15,370,000

Illinois (State of) Student Assistance Commission;
Taxable Student Loan Series 1999 B-II RB
(INS-MBIA Insurance Corp.)
4.08%                                                                                (g)(h)      09/01/34      2,000       2,000,000

Illinois (State of) Student Assistance Commission;
Taxable Student Loan Series 1999 B-III RB
(INS-MBIA Insurance Corp.)
4.08%                                                                                (g)(h)      09/01/34      4,750       4,750,000

Loanstar Asset Partners II; Taxable Student Loan Series 2001 Tranche 1 RB
(INS-MBIA Insurance Corp.)
4.07% (Acquired 11/14/02; Cost $25,000,000)                                          (b)(g)(h)   09/01/36     25,000      25,000,000

Loanstar Asset Partners II; Taxable Student Loan Series 2002 Tranche 1 RB
(INS-MBIA Insurance Corp.)
4.07% (Acquired 08/02/04; Cost $60,000,000)                                          (b)(g)(h)   08/01/37     60,000      60,000,000

Loanstar Asset Partners II; Taxable Student Loan Series 2002 Tranche 2 RB
(INS-MBIA Insurance Corp.)
4.07% (Acquired 08/02/04; Cost $40,000,000)                                          (b)(g)(h)   08/01/37     40,000      40,000,000

Loanstar Asset Partners II; Taxable Student Loan Series 2002 Tranche 3 RB
(INS-MBIA Insurance Corp.)
4.07% (Acquired 08/02/04; Cost $50,000,000)                                          (b)(g)(h)   08/01/37     50,000      50,000,000

Loanstar Asset Partners II; Taxable Student Loan Series 2002 Tranche 4 RB
(INS-MBIA Insurance Corp.)
4.07% (Acquired 08/02/04; Cost $50,000,000)                                          (b)(g)(h)   08/01/37     50,000      50,000,000

North Carolina (State of) Education Assistance
Authority; Taxable Student Loan Series 2005 A-5 RB
(INS-Ambac Assurance Corp.)
4.12%                                                                                (g)(h)      09/01/35      6,500       6,500,000

North Miami (City of), Florida; Refunding Special
Obligation Taxable Series 2002 RB (INS-Ambac Assurance Corp.)
4.10%                                                                                (g)(h)      07/01/32     14,305      14,305,000

Texas (State of) Coastal Bend Health Facilities
Development Corp. (Christus Health Obligation Group);
Taxable Sub-Series 2005 B1 RB (INS-Ambac Assurance Corp.)
4.07%                                                                                (g)(h)      07/01/22     11,000      11,000,000
                                                                                                                        ------------
                                                                                                                         332,120,000
                                                                                                                        ------------

LETTER OF CREDIT ENHANCED--6.39%                                                     (i)

422 Capital LLC; Series 2004-A Notes (LOC-Wachovia Bank, N.A.)
4.10%                                                                                (g)(h)      12/01/44     12,000      12,000,000

Advocare of South Carolina Inc.; Series 1997 Bonds
(LOC-Wachovia Bank, N.A.)
4.15%                                                                                (g)(h)      06/01/17      9,550       9,550,000

Alaska (State of) Four Dam Pool Power Agency; Refunding Taxable Electric
Series 2004 B RB (LOC-Dexia Group S.A.)
4.10%                                                                                (c)(g)(h)   07/01/26      4,450       4,450,000

                                                                                                             PRINCIPAL
                                                                                                               AMOUNT
                                                                                                  MATURITY     (000)        VALUE
                                                                                                  --------   ---------   -----------
LETTER OF CREDIT ENHANCED--(CONTINUED)

Albuquerque (City of), New Mexico (KTech Corp. Project);
Taxable Series 2005 RB (LOC-Wells Fargo Bank, N.A.)
4.15%                                                                                 (g)(h)      08/01/25    $ 2,000    $ 2,000,000

American Association of Retired Persons; Series 2001 Floating Rate Notes
(LOC-Bank of America, N.A.)
4.10%                                                                                 (g)(h)      05/01/31     30,000     30,000,000

Arizona (State of) Glendale Industrial Development
Authority (Thunderbird Garvin School); Refunding Series
2005 B RB (LOC-Bank of New York)
4.10%                                                                                 (g)(h)      07/01/35      6,300      6,300,000

B. Braun Medical Inc.; Series 2000 Bonds (LOC-Citizens Bank of
Pennsylvania)
4.15%                                                                                 (g)(h)      02/01/15     56,980     56,980,000

Baltimore (County of), Maryland (Oak Crest Village Inc.
Project); Taxable Series 1999 B RB (LOC-Wachovia Bank, N.A.)
4.20%                                                                                 (g)(h)      01/01/15     16,235     16,235,000

Belk, Inc.; Series 1998 Bonds (LOC-Wachovia Bank, N.A.)
4.15%                                                                                 (g)(h)      07/01/08     37,000     37,000,000

Bernalillo (County of), New Mexico (Tempur Production
USA Inc.); Taxable Series 2005 A RB (LOC-Bank of America, N.A.)
4.10%                                                                                 (g)(h)      09/01/30      6,000      6,000,000

Botsford (City of), Michigan General Hospital; Taxable Series 1997 A RB
(LOC-LaSalle Bank, N.A.)
4.08%                                                                                 (d)(h)      02/15/27     12,100     12,100,000

Brazos River Authority (TXU Energy Co. LLC Project);
Taxable Series 2001 I PCR (LOC-Wachovia Bank, N.A.)
4.09%                                                                                 (g)(h)      12/01/36     61,790     61,790,000

California (State of) Biola University; Taxable Series
2004 A RB (LOC-Allied Irish Bank plc)
4.10%                                                                                 (c)(g)(h)   10/01/34     12,300     12,300,000

California (State of) Biola University; Taxable Series
2004 B RB (LOC-BNP Paribas)
4.10%                                                                                 (c)(g)(h)   10/01/34     12,300     12,300,000

California (State of), Access to Loans for Learning
Student Loan Corp.; Taxable Student Loan Series
2001-II-A-5 RB (LOC-State Street Bank & Trust Co.)
4.07%                                                                                 (g)(h)      07/01/36     43,400     43,400,000

Capital Markets Access Co. LC; Series 2005-A Floating
Rate Bonds (LOC-Wachovia Bank, N.A.)
4.10%                                                                                 (g)(h)      07/01/25      1,000      1,000,000

Capital Markets Access Co. LC; Series 2005-B Floating
Rate Bonds (LOC-Wachovia Bank, N.A.)
4.10%                                                                                 (g)(h)      07/01/25      8,850      8,850,000

Capital One Funding Corp.; Series 1999-F Floating Rate
Notes (LOC-JPMorgan Chase Bank)
4.10%                                                                                 (g)(h)      12/02/19      5,588      5,588,000

Capital One Funding Corp.; Series 2000-B Floating Rate
Notes (LOC-JPMorgan Chase Bank)
4.10% (Acquired 10/27/05; Cost $7,598,000)                                            (b)(g)(h)   07/01/20      7,598      7,598,000

Capital One Funding Corp.; Series 2000-C Floating Rate
Notes (LOC-JPMorgan Chase Bank)
4.10%                                                                                 (g)(h)      09/01/20      4,000      4,000,000

Carlton Arms of Ocala; Series 2002 Floating Rate Bonds
(LOC-Wachovia Bank, N.A.)
4.10%                                                                                 (g)(h)      09/01/34     18,290     18,290,000

Central Michigan Inns; Floating Rate Notes (LOC-Wachovia
Bank, N.A.)
4.10%                                                                                 (g)(h)      11/01/28     12,080     12,080,000

Chatham Capital Corp.; Series 2000 Floating Rate Notes
(LOC-JPMorgan Chase Bank)
4.10%                                                                                 (g)(h)      07/01/20     12,800     12,800,000

Connecticut (State of) Health & Educational Facilities
Authority (University of New Haven); Taxable Series 2005
F RB (LOC-Wachovia Bank, N.A.)
4.15%                                                                                 (g)(h)      07/01/21      4,890      4,890,000

Corp. Finance Managers Inc.; Floating Rate Notes (LOC-Wells Fargo Bank,
N.A.)
4.15%                                                                                 (g)(h)      02/02/43     10,600     10,600,000

                                                                                                             PRINCIPAL
                                                                                                               AMOUNT
                                                                                                  MATURITY     (000)        VALUE
                                                                                                  --------   ---------   -----------
LETTER OF CREDIT ENHANCED--(CONTINUED)

Danville-Pittsylvania (County of), Virginia Regional Industrial
Facility Authority (Cane Creek Project);
Series 2005 RB (LOC-Wachovia Bank, N.A.)
4.15%                                                                                 (g)(h)      01/01/26    $  7,300   $ 7,300,000

Detroit (City of), Economic Development Corp.
(Waterfront Reclamation and Casino Development Project);
Taxable Series 1999 A RB (LOC-Deutsche Bank A.G.)
4.24%                                                                                 (c)(g)(h)   05/01/09      41,830    41,830,000

Dome Corp.; Floating Rate Notes (LOC-Wachovia Bank, N.A.)
4.20%                                                                                 (g)(h)      08/31/16      10,300    10,300,000

Emerald Bay Club L.P.; Series 2004 Floating Rate Notes
(LOC-ABN AMRO Bank N.V., Wachovia Bank, N.A.)
4.10%                                                                                 (c)(g)(h)   12/01/15       8,000     8,000,000

Folk Financial Services Inc.-Series A; Floating Rate
Loan Program Notes (LOC-National City Bank)
4.23%                                                                                 (g)         10/15/27         320       320,000

Fun Entertainment LLC; Series 2005 Floating Rate Bonds
(LOC-Wachovia Bank, N.A.)
4.00%                                                                                 (g)(h)      01/01/25      11,050    11,050,000

Germain Properties of Columbus Inc., Germain Real Estate
Co. LLC and Germain Motor Co.; Floating Rate Notes
(LOC-JPMorgan Chase Bank)
4.15%                                                                                 (g)(h)      03/01/31      28,910    28,910,000

Gulf States Paper Corp.; Series 1998 Unsec. Floating
Rate Bonds (LOC-Wachovia Bank, N.A.)
4.17%                                                                                 (g)(h)      11/01/18      25,000    25,000,000

Hunter's Ridge/Southpointe; Series 2005 Floating Rate Notes (LOC-Wachovia
Bank, N.A.)
4.10%                                                                                 (g)(h)      06/01/25       6,560     6,560,000

Illinois (State of) Student Assistance Commission;
Taxable Student Loan Series 1997 B RB (LOC-JPMorgan
Chase Bank)
4.08%                                                                                 (g)(h)      09/01/31       7,800     7,800,000

JCR Harbour Pointe LLC; Floating Rate Notes (LOC-ABN
AMRO Bank N.V.; Wachovia Bank, N.A.)
4.10%                                                                                 (c)(g)(h)   02/01/09       2,195     2,195,000

JPV Capital LLC; Series 1999-A Floating Rate Notes (LOC-Wells Fargo Bank,
N.A.)
4.15%                                                                                 (g)(h)      12/01/39      17,100    17,100,000

JRC Hampton Bay LLC; Floating Rate Notes (LOC-ABN AMRO
Bank N.A.; Wachovia Bank, N.A.)
4.10%                                                                                 (g)(h)      02/01/09       5,605     5,605,000

Kamps Capital LLC; Series 2003 Floating Rate Notes
(LOC-Federal Home Loan Bank of Indianapolis)
4.05%                                                                                 (g)(h)      09/01/33       7,270     7,270,000

Lake Oswego (City of), Oregon Redevelopment Agency; Taxable Series 2005 B
TAN (LOC-Wells Fargo Bank N.A.)
4.15%                                                                                 (g)(h)      06/01/20       1,380     1,380,000

Loanstar Asset Partners L.P.; Taxable Student Loan
Series 2005 A RB (LOC-State Street Bank & Trust Co.)
4.05% (Acquired 02/23/05; Cost $150,710,000)                                          (b)(g)(h)   02/01/41     150,710   150,710,000

LP Pinewood SPV LLC; Floating Rate Notes (LOC-Wachovia Bank, N.A.)
4.10%                                                                                 (g)(h)      02/01/18      55,200    55,200,000

Macatawa Capital Partners LLC; Floating Rate Notes (LOC-Fifth Third Bank)
4.10%                                                                                 (g)(h)      12/01/53       4,135     4,135,000

Madison (City of), Wisconsin Community Development
Authority (Overture Development Corp.); Taxable Series
2001 RB (LOC-JPMorgan Chase Bank; U.S. Bank, N.A.; M&I
Marshall & Ilsley; Northern Trust Co.)
4.09%                                                                                 (g)(h)      06/01/36      64,000    64,000,000

Michigan (State of) Strategic Fund (Holland Home);
Refunding Taxable Ltd. obligation Series 2005 B RB
(LOC-Fifth Third Bank)
4.20%                                                                                 (g)(h)      11/01/28       7,870     7,870,000

                                                                                                            PRINCIPAL
                                                                                                              AMOUNT
                                                                                                 MATURITY     (000)         VALUE
                                                                                                 --------   ---------   ------------
LETTER OF CREDIT ENHANCED--(CONTINUED)

Michigan (State of), Grand Traverse Band Economic
Development Corp.; Taxable Series 2003 RB (LOC-Bank of America, N.A.)
4.10%                                                                                (g)(h)      09/01/18    $12,600    $ 12,600,000

Mississippi (State of) Business Finance Corp. (Lextron-Visteon Leasing
Project); Taxable Series 2003 IDR (LOC-JPMorgan Chase Bank)
4.10%                                                                                (g)(h)      12/01/27      7,330       7,330,000

Mississippi (State of) Business Finance Corp. (Telepak Inc. Project);
Taxable Series 2004 IDR (LOC-Bank of America, N.A.)
4.10% (Acquired 12/01/04; Cost $7,000,000)                                           (b)(g)(h)   03/01/19      7,000       7,000,000

New Jersey (State of) Young Men's Christian Association; Floating Rate
Notes (LOC-Wachovia Bank, N.A.)
4.10%                                                                                (g)(h)      02/01/24      2,400       2,400,000

New York (State of) Housing Finance Agency; Taxable Service Contract
Refunding Series 2003 F RB (LOC-State Street Bank & Trust Co.)
4.07%                                                                                (g)(h)      09/15/07      4,700       4,700,000

New York (State of), Mesivta Yeshiva Rabbi Chaim Berlin; Taxable Series
2005 RB (LOC-Allied Irish Bank plc)
4.16%                                                                                (c)(g)(h)   11/01/35     13,250      13,250,000

North Carolina (State of) Roman Catholic Diocese of Charlotte; Series 2002
Floating Rate Bonds (LOC-Wachovia Bank, N.A.)
4.10%                                                                                (g)(h)      05/01/14     11,760      11,760,000

North Carolina (State of) Roman Catholic Diocese of Raleigh; Taxable
Series 2002 A Floating Rate Bonds (LOC-Bank of America, N.A.)
4.24%                                                                                (g)(h)      06/01/18      6,000       6,000,000

PAP Realty LLC; Series 2005 Floating Rate Bonds (LOC-Wachovia Bank, N.A.)
4.15%                                                                                (g)(h)      02/01/23      7,000       7,000,000

Polk (County of), Florida Industrial Development Authority (GSG
Investments Project); Taxable Series 2005 B IDR (LOC-Wachovia Bank, N.A.)
4.15%                                                                                (g)(h)      05/01/27      3,270       3,270,000

Port Blakely (Communities of), Washington; Taxable Series 2001 C RB
(LOC-Bank of America, N.A.)
4.00%                                                                                (g)(h)      02/15/21      7,500       7,500,000

Porterfield Family Partners, L.P.; Series 2004 Floating Rate Notes (LOC-
Wachovia Bank, N.A.)
4.15%                                                                                (g)(h)      07/01/14      3,100       3,100,000

R.G. Ray Corp.; Series 2000 Floating Rate Bonds (LOC-LaSalle Bank N.A.)
4.23%                                                                                (g)(h)      01/01/15      3,105       3,105,000

Racetrac Capital, LLC; Series 2000 Floating Rate Bonds (LOC-Regions Bank)
4.22%                                                                                (g)(h)      09/01/20     16,900      16,900,000

Rockwood Quarry, LLC; Floating Rate Notes (LOC-Fifth Third Bank)
4.14%                                                                                (g)(h)      12/01/22      4,400       4,400,000

Sabri Arac (The Quarry School); Taxable Series 2005 Floating Rate Bonds
(LOC-Bank of America, N.A.)
4.17%                                                                                (g)(h)      10/01/35      7,500       7,500,000

Salvation Army (The); Series 2005 Notes (LOC-Bank of New York)
4.17%                                                                                (g)(h)      02/01/35     49,600      49,600,000

Savannah College of Art and Design; Series 2004 RB (LOC-Bank of America, N.A.)
4.19%                                                                                (g)(h)      04/01/24     10,300      10,300,000

Shepherd Capital LLC; Series 2002 B Floating Rate Notes (LOC-Wachovia
Bank, N.A.)
4.10%                                                                                (g)(h)      11/01/52      9,730       9,730,000

Shepherd Capital LLC; Series 2003 D Floating Rate Notes (LOC-Federal
Home Loan Bank of Indianapolis)
4.05%                                                                                (g)(h)      10/01/53      4,805       4,805,000

Shepherd Capital LLC; Series 2004 A Floating Rate Notes (LOC-Federal
Home Loan Bank of Indianapolis)
4.05%                                                                                (g)(h)      07/01/54     10,000      10,000,000

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT
                                                                                               MATURITY     (000)          VALUE
                                                                                               --------   ---------   --------------
LETTER OF CREDIT ENHANCED--(CONTINUED)

Sprenger Enterprises Inc.; Floating Rate Bonds (LOC-JPMorgan Chase
Bank)
4.50%                                                                              (g)(h)      10/01/35    $  9,000   $    9,000,000

Tennessee (State of), Meharry Medical College; Unlimited Taxable Series
2001 GO (LOC-Bank of America, N.A.)
4.10%                                                                              (g)(h)      08/01/16      10,310       10,310,000

Thomasville (City of), Georgia Payroll Development Authority (American
Fresh Foods L.P.); Taxable Series 2005 B RB (LOC-Wachovia Bank, N.A.)
4.15%                                                                              (g)(h)      09/01/17       1,175        1,175,000

University of Virginia Real Estate Foundation; Taxable Series 2001 RB
(LOC-Wachovia Bank, N.A.)
4.15% (Acquired 07/31/03; Cost $46,055,000)                                        (b)(g)(h)   07/01/26      46,055       46,055,000

Utah (State of) Telecommunication Open Infrastructure Agency; Taxable
Series 2004 RB (LOC-Bank of America, N.A.)
4.10%                                                                              (g)(h)      07/15/26      35,900       35,900,000

Wake Forest University; Taxable Series 1997 RB (LOC-Wachovia Bank, N.A.)
4.15%                                                                              (g)(h)      07/01/17       3,400        3,400,000

Washington (State of) Seattle Art Museum; Taxable Series 2005 RB (LOC-
Allied Irish Banks PLC)
4.06%                                                                              (c)(g)(h)   07/01/33       5,500        5,500,000

Western Michigan Heart Capital LLC; Series 2004-A Floating Rate Notes
(LOC-Fifth Third Bank)
4.10%                                                                              (g)(h)      05/01/44      10,000       10,000,000

Westmoreland (County of), Pennsylvania Industrial Development Authority
(Excela Health); Taxable Health System Series 2005 D IDR (LOC-Wachovia
Bank, N.A.)
4.19%                                                                              (g)(h)      07/01/25       2,000        2,000,000

Wisconsin (State of) Heart Hospital; Taxable Series 2003 RB (LOC-
JPMorgan Chase Bank)
4.10%                                                                              (g)(h)      11/01/23      19,800       19,800,000
                                                                                                                      --------------
                                                                                                                       1,216,026,000
                                                                                                                      --------------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $1,548,146,000)                                                                 1,548,146,000
                                                                                                                      --------------

TIME DEPOSITS--8.01%

Royal Bank of Canada (Cayman Islands)
4.00%                                                                                          12/01/05     275,487      275,486,584

U.S. Bank, N.A. (Cayman Islands)
4.01%                                                                              (h)         12/01/05     750,000      750,000,000

UBS A.G. (Cayman Islands)
4.02%                                                                              (h)         12/01/05     500,000      500,000,000
                                                                                                                      --------------
TOTAL TIME DEPOSITS (Cost $1,525,486,584)                                                                              1,525,486,584
                                                                                                                      --------------

CERTIFICATES OF DEPOSIT--7.80%

Banco Bilbao Vizcaya Argentaria, S.A.
4.35%                                                                              (c)         09/29/06      50,000       49,997,986

Barclays Bank PLC
4.01%                                                                                          12/29/05     100,000      100,000,000
4.04%                                                                                          12/28/05     100,000      100,000,000

BNP Paribas S.A.
3.55%                                                                                          02/28/06     100,000      100,000,000

BNP Paribas S.A. (United Kingdom)
4.10%                                                                              (c)         06/22/06     100,000      100,000,000

                                                                                                          PRINCIPAL
                                                                                                            AMOUNT
                                                                                               MATURITY      (000)         VALUE
                                                                                               --------   ---------   --------------
CERTIFICATES OF DEPOSIT--(CONTINUED)

Canadian Imperial Bank of Commerce
4.03%                                                                                          12/02/05    $150,000   $  150,000,000

HBOS Treasury Services PLC
3.05%                                                                           (c)            12/30/05     150,000      150,000,000
3.75%                                                                           (c)            06/13/06      50,000       50,000,000

HBOS Treasury Services PLC (United Kingdom)
4.30%                                                                                          09/28/06     100,000      100,000,000

Rabobank Nederland
2.84%                                                                                          12/09/05      50,000       49,999,946
3.59%                                                                                          06/07/06      50,000       49,997,481

Royal Bank of Scotland PLC
3.59%                                                                                          06/07/06     100,000       99,994,961

Societe Generale S.A. (United Kingdom)
3.00%                                                                                          12/21/05     110,000      110,000,000
4.03%                                                                                          12/30/05      75,000       75,000,000
4.04%                                                                                          12/28/05     100,000      100,000,000

UniCredito Italiano S.p.A.-London (United Kingdom)
3.50%                                                                                          12/30/05     100,000      100,000,000
                                                                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,484,990,374)                                                                    1,484,990,374
                                                                                                                      --------------

MEDIUM-TERM NOTES--5.79%

Allstate Life Global Funding II, Floating Rate MTN
4.11% (Acquired 03/08/04; Cost $140,000,000)                                    (b)            12/08/06     140,000      140,000,000
4.18% (Acquired 11/18/03; Cost $130,000,000)                                    (b)(j)         12/15/06     130,000      130,000,000
4.23%                                                                           (j)            12/27/06      50,000       50,000,000

General Electric Capital Corp., Floating Rate MTN
4.19%                                                                           (j)            12/08/06     332,900      332,900,000

MetLife Global Funding I, Floating Rate MTN
4.18% (Acquired 08/20/03; Cost $90,000,000)                                     (b)(j)         12/15/06      90,000       90,000,000
4.27% (Acquired 04/03/03; Cost $149,342,050)                                    (b)(j)         12/28/06     149,300      149,325,757

Royal Bank of Canada, Floating Rate Yankee MTN
4.13%                                                                           (c)(j)         12/08/06     100,000      100,000,000

Royal Bank of Scotland PLC, Sr. Unsec. Floating Rate MTN
4.13% (Acquired 04/14/05; Cost $60,000,000)                                     (b)(j)         12/21/06      60,000       60,000,000

Sigma Finance Inc.
4.40% (Acquired 09/30/05; Cost $50,000,000)                                     (b)            10/04/06      50,000       50,000,000
                                                                                                                      --------------
TOTAL MEDIUM-TERM NOTES (Cost $1,102,225,757)                                                                          1,102,225,757
                                                                                                                      --------------

PROMISSORY NOTES--4.70%

Goldman Sachs Group, Inc. (The)
4.10% (Acquired 07/13/05; Cost $175,000,000)                                    (b)(j)(k)      01/06/06     175,000      175,000,000
4.10% (Acquired 07/13/05; Cost $200,000,000)                                    (b)(j)(k)      01/09/06     200,000      200,000,000
4.12% (Acquired 08/10/05; Cost $165,000,000)                                    (b)(d)(k)      02/06/06     165,000      165,000,000
4.18% (Acquired 06/09/05; Cost $200,000,000)                                    (b)(d)(k)      12/13/05     200,000      200,000,000
4.19% (Acquired 09/28/05; Cost $155,000,000)                                    (b)(d)(k)      06/23/06     155,000      155,000,000
                                                                                                                      --------------
TOTAL PROMISSORY NOTES (Cost $895,000,000)                                                                               895,000,000
                                                                                                                      --------------

MASTER NOTE AGREEMENTS--4.45%

Lehman Brothers Inc.
4.18% (Acquired 04/08/05; Cost $114,600,000)                                    (b)(d)(h)(l)         --     114,600      114,600,000

Merrill Lynch Mortgage Capital, Inc.
4.20% (Acquired 11/16/05; Cost $733,000,000)                                    (b)(d)(h)(l)   02/14/06     733,000      733,000,000
                                                                                                                      --------------
TOTAL MASTER NOTE AGREEMENTS (Cost $847,600,000)                                                                         847,600,000
                                                                                                                      --------------

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT
                                                                                              MATURITY     (000)          VALUE
                                                                                              --------   ---------   ---------------
ASSET-BACKED SECURITIES--2.99%

DIVERSIFIED BANKS--0.20%

Residential Mortgage Securities-Series 17A, Class A-1,
Floating Rate Bonds
4.13% (Acquired 02/10/05; Cost $3,535,500)                                        (b)(j)      02/14/06    $  3,536   $     3,535,500

Residential Mortgage Securities-Series 18A, Class A-1B,
Floating Rate Bonds
4.14% (Acquired 05/13/05; Cost $34,003,900)                                       (b)(j)      05/16/06      34,004        34,003,900
                                                                                                                     ---------------
                                                                                                                          37,539,400
                                                                                                                     ---------------

FULLY BACKED--1.46%

RACERS Trust-Series 2004-6-MM, Floating Rate Notes
(CEP-Lehman Brothers Holdings Inc.)
4.17% (Acquired 04/13/04-08/12/04; Cost $279,000,000)                             (b)(j)      05/22/06     279,000       279,000,000
                                                                                                                     ---------------
MULTI-LINE INSURANCE--0.83%

Wachovia Asset Securitization Issuance, LLC-Series
2004-HEMM1, Class A, Putable Floating Rate Bonds
4.18% (Acquired 09/07/05; Cost $158,222,451)                                      (b)(j)(m)   11/25/34     158,222       158,222,451
                                                                                                                     ---------------
STRUCTURED--0.50%

WhitehawkCDO Funding Ltd./Corp.-Series 2004-1A, Class
AMME, Floating Rate Bonds
3.89% (Acquired 09/12/05; Cost $95,000,000)                                       (b)(n)      09/15/06      95,000        95,000,000
                                                                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES (Cost $569,761,851)                                                                        569,761,851
                                                                                                                     ---------------

FUNDING AGREEMENTS--2.42%

New York Life Insurance Co.
4.17% (Acquired 04/06/05; Cost $250,000,000)                                      (b)(j)(k)   04/05/06     250,000       250,000,000

Travelers Insurance Co. (The)
4.44% (Acquired 11/21/05; Cost $110,000,000)                                      (b)(k)(n)   11/21/06     110,000       110,000,000
4.47% (Acquired 08/23/05; Cost $100,000,000)                                      (b)(k)(n)   08/25/06     100,000       100,000,000
                                                                                                                     ---------------
TOTAL FUNDING AGREEMENTS (Cost $460,000,000)                                                                             460,000,000
                                                                                                                     ---------------

PUTTABLE RESET NOTES--0.38%

Wal-Mart Stores, Inc.; Unsec. Unsub. PURS Notes (Cost
$72,300,352)
5.59%                                                                                         06/01/06      71,700        72,300,352
                                                                                                                     ---------------
U.S. GOVERNMENT AGENCY SECURITIES--0.03%

Overseas Private Investment Corp.; Floating Rate Notes
(Cost $6,500,000)
4.16%                                                                             (e)(g)(h)   12/31/10       6,500         6,500,000
                                                                                                                     ---------------
Total Investments (excluding Repurchase Agreements)
(Cost $12,958,470,265)                                                                                                12,958,470,265
                                                                                                                     ---------------

REPURCHASE AGREEMENTS--32.39%

ABN AMRO Bank N.V.-New York Branch
3.96%                                                                             (o)         12/01/05      20,000        20,000,000

Banc of America Securities LLC
4.04%                                                                             (p)         12/01/05     783,000       783,000,000

Bank of Nova Scotia (The)-New York Branch
3.96%                                                                             (q)         12/01/05      20,000        20,000,000
4.02%                                                                             (r)         12/01/05     104,000       104,000,000

Barclays Capital Inc.
3.96%                                                                             (s)         12/01/05     169,148       169,147,828
4.02%                                                                             (t)         12/01/05     250,910       250,910,399
4.04%                                                                             (u)         12/01/05     750,000       750,000,000

BNP Paribas Securities Corp.
3.97%                                                                             (v)         12/01/05      20,000        20,000,000
4.12%                                                                             (c)(w)      12/01/05     717,980       717,979,812

Citigroup Global Markets Inc.
4.01%                                                                             (x)         12/01/05     235,000       235,000,000
4.12%                                                                             (y)         12/01/05     550,000       550,000,000

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
                                                                                             MATURITY     (000)          VALUE
                                                                                             --------   ---------   ---------------
REPURCHASE AGREEMENTS--(CONTINUED)

Credit Suisse First Boston LLC
3.97%                                                                            (z)         12/01/05     20,000    $    20,000,000

Deutsche Bank Securities Inc.
4.04%                                                                            (aa)        12/01/05     97,548         97,548,092

Fortis Bank N.V./S.A.-New York Branch
4.04%                                                                            (ab)        12/01/05     33,317         33,316,841
4.11%                                                                            (c)(ac)     12/01/05    490,000        490,000,000

Greenwich Capital Markets, Inc.
4.04%                                                                            (ad)        12/01/05    342,283        342,282,573

Merrill Lynch Government Securities, Inc.
3.97%                                                                            (ae)        12/01/05     20,000         20,000,000

Morgan Stanley & Co., Inc.
4.02%                                                                            (af)        12/01/05     20,000         20,000,000
4.02%                                                                            (ag)        12/01/05    154,000        154,000,000
4.04%                                                                            (ah)        12/01/05      3,000          3,000,000

UBS Securities LLC
3.96%                                                                            (ai)        12/01/05     20,000         20,000,000
4.03%                                                                            (aj)        12/01/05    500,000        500,000,000

Wachovia Capital Markets, LLC
4.04%                                                                            (ak)        12/01/05    500,000        500,000,000
4.13%                                                                            (al)        12/01/05    350,000        350,000,000
                                                                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $6,170,185,545)                                                                     6,170,185,545
                                                                                                                    ---------------
TOTAL INVESTMENTS--100.43% (Cost $19,128,655,810)                                (am)(an)                            19,128,655,810
                                                                                                                    ---------------
OTHER ASSETS LESS LIABILITIES--(0.43%)                                                                                  (81,949,461)
                                                                                                                    ---------------
NET ASSETS--100.00%                                                                                                 $19,046,706,349
                                                                                                                    ---------------

Investment Abbreviations:

ABS      Asset Backed Security
CEP      Credit Enhancement Provider
COP      Certificates of Participation
GO       General Obligation Bonds
Gtd.     Guaranteed
IDR      Industrial Development Revenue Bonds
INS      Insurance
LOC      Letter of Credit
PCR      Pollution Control Revenue Bonds
PURS     Putable Reset Securities
RACERS   Restructured Asset Certificates with Enhanced Returns(SM)
RB       Revenue Bonds
Rts.     Rights
Sr.      Senior
TAN      Tax Anticipation Notes
TBA      To Be Announced
Unsec.   Unsecured
Unsub.   Unsubordinated

     Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at November 30, 2005 was $6,704,283,892, which represented 35.20% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Cayman Islands: 8.0%; United Kingdom: 7.2%; other countries less than 5%:
     10.7%.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on November 30, 2005.

(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2005.

(h) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2005.

(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2005 was $1,355,000,000 which represented 7.11% of the Fund's Net Assets.

(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand.

(m) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(n) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2005.

(o) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $183,220,000 U.S. Government obligations, 3.63% to 11.25% due 06/15/10 to 02/15/15 with an aggregate value at 11/30/05 of $255,001,294. The amount to be received upon repurchase by the Fund is $20,002,200.

(p) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $1,000,112,222. Collateralized by $1,056,648,807 U.S. Government obligations, 5.00% due 07/01/35 with an aggregate value at 11/30/05 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $783,087,870.

(q) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $237,957,000 U.S. Government obligations, 2.00% to 10.38% due 05/15/06 to 02/15/29 with an aggregate value at 11/30/05 of $255,000,756. The amount to be received upon repurchase by the Fund is $20,002,200.

(r) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $255,295,000 U.S. Government obligations, 2.50% to 5.50% due 03/15/06 to 10/19/15 with an aggregate value at 11/30/05 of $255,000,433. The amount to be received upon repurchase by the Fund is $104,011,613.

(s) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $750,082,500. Collateralized by $657,616,000 U.S. Government obligations, 0.88% to 4.25% due 11/15/06 to 07/15/15 with an aggregate value at 11/30/05 of $765,000,068. The amount to be received upon repurchase by the Fund is $169,166,434.

(t) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $552,321,372. Collateralized by $563,500,000 U.S. Government obligations, 0% to 5.38% due 05/02/06 to 05/15/19 with an aggregate value at 11/30/05 of $563,305,641. The amount to be received upon repurchase by the Fund is $250,938,417.

(u) Repurchase agreement entered into 11/30/05 with an aggregate maturing value of $750,084,167. Collateralized by $771,297,877 U.S. Government obligations, 3.33% to 7.00% due 06/01/14 to 12/01/35 with an aggregate value at 11/30/05 of $765,000,000.

(v) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,569. Collateralized by $253,836,000 U.S. Government obligations, 3.13% to 5.75% due 02/28/07 to 02/15/31 with an aggregate value at 11/30/05 of $255,000,161. The amount to be received upon repurchase by the Fund is $20,002,206.

(w) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $813,093,100. Collateralized by $1,001,220,023 Corporate and Municipal obligations, 0% to 11.66% due 03/01/06 to 11/25/35 with an aggregate value at 11/30/05 of $844,770,001. The amount to be received upon repurchase by the Fund is $718,062,031.

(x) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,055,694. Collateralized by $507,316,000 U.S. Government obligations, 0% to 8.25% due 05/01/06 to 04/15/42 with an aggregate value at 11/30/05 of $510,000,827. The amount to be received upon repurchase by the Fund is $235,026,176.

(y) Repurchase agreement entered into 11/30/05 with an aggregate maturing value of $550,000,000. Collateralized by $2,564,911,259 U.S. Corporate obligations, 0.90% to 7.73% due 02/15/10 to 01/10/38 with an aggregate value at 11/30/05 of $577,500,000.

(z) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,569. Collateralized by $611,659,500 U.S. Government obligations, 0% due 11/15/20 to 08/15/25 with an aggregate value at 11/30/05 of $255,001,107. The amount to be received upon repurchase by the Fund is $20,002,206.

(aa) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,056,111. Collateralized by $507,533,058 U.S. Government obligations, 3.25% to 6.00% due 01/01/19 to 09/01/44 with an aggregate value at 11/30/05 of $510,000,001. The amount to be received upon repurchase by the Fund is $97,559,039.

(ab) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $200,022,444. Collateralized by $205,614,165 U.S. Government obligations, 4.50% to 5.00% due 01/01/10 to 01/01/35 with an aggregate value at 11/30/05 of $204,000,001. The amount to be received upon repurchase by the Fund is $33,320,580.

(ac) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $600,068,542. Collateralized by $632,426,364 Corporate obligations, 4.46% to 6.00% due 10/15/12 to 04/25/36 with an aggregate value at 11/30/05 of $629,760,188. The amount to be received upon repurchase by the Fund is $490,055,976.

(ad) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,056,111. Collateralized by $511,125,503 U.S. Government obligations, 3.30% to 5.84% due 05/01/28 to 10/01/41 with an aggregate value at 11/30/05 of $510,000,414. The amount to be received upon repurchase by the Fund is $342,320,985.

(ae) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,569. Collateralized by $474,363,000 U.S. Government obligations, 0% due 05/15/18 to 11/15/24 with an aggregate value at 11/30/05 of $255,001,398. The amount to be received upon repurchase by the Fund is $20,002,206.

(af) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $203,722,000 U.S. Government obligations, 6.13% to 6.75% due 08/15/26 to 11/15/27 with an aggregate value at 11/30/05 of $255,000,775. The amount to be received upon repurchase by the Fund is $20,002,200.

(ag) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,917. Collateralized by $260,785,000 U.S. Government obligations, 3.25% to 4.63% due 08/22/06 to 10/15/13 with an aggregate value at 11/30/05 of $258,299,549. The amount to be received upon repurchase by the Fund is $154,017,197.

(ah) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,028,056. Collateralized by $258,220,871 U.S. Government obligations, 3.94% to 6.00% due 01/01/09 to 10/01/42 with an aggregate value at 11/30/05 of $256,616,991. The amount to be received upon repurchase by the Fund is $3,000,337.

(ai) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $586,757,000 U.S. Government obligations, 0% due 11/15/21 to 02/15/25 with an aggregate value at 11/30/05 of $255,001,595. The amount to be received upon repurchase by the Fund is $20,002,200.

(aj) Repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,055,972. Collateralized by $496,795,079 U.S. Government obligations, 4.00% to 10.00% due 11/01/07 to 11/01/35 with an aggregate market value at 11/30/05 of $510,002,624.

(ak) Repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,056,111. Collateralized by $499,059,085 U.S. Government obligations, 4.00% to 9.00% due 01/01/08 to 12/15/45 with an aggregate value at 11/30/05 of $510,000,000.

(al) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,057,361. Collateralized by $550,513,588 Corporate obligations, 4.23% to 5.51% due 12/27/05 to 05/15/44 with an aggregate value at 11/30/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $350,040,153.

(am) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(an) Also represents cost for federal income tax purposes.

     See  accompanying notes which are an integral part of this schedule.

NOTES TO FINANCIAL STATEMENTS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments in to interest income.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                              STIC PRIME PORTFOLIO

          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com               PRM-QTR-1 11/05            A I M Advisors, Inc.

                       [AIM INVESTMENTS--registered trademark LOGO APPEARS HERE]
                              Your goals. Our solutions.--registered trademark--

SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                        PRINCIPAL
                                                                          AMOUNT
                                                             MATURITY     (000)         VALUE
                                                             --------   ---------   ------------
COMMERCIAL PAPER-76.06%                                (a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/
   LEASES-3.08%
Fountain Square Commercial Funding Corp.
4.03% (Acquired 11/08/05; Cost $59,805,217)            (b)   12/07/05    $ 60,000   $ 59,959,700
3.95% (Acquired 10/13/05; Cost $59,624,750)            (b)   12/09/05      60,000     59,947,333
4.22% (Acquired 11/22/05; Cost $39,723,356)            (b)   01/20/06      40,000     39,765,556
4.23% (Acquired 11/25/05; Cost $35,243,767)            (b)   01/24/06      35,494     35,268,791
4.23% (Acquired 11/28/05; Cost $29,792,025)            (b)   01/26/06      30,000     29,802,600
                                                                                    ------------
                                                                                     224,743,980
                                                                                    ============
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-6.06%
Old Line Funding, LLC
3.94% (Acquired 10/17/05; Cost $123,482,837)           (b)   12/01/05     124,094    124,094,000
3.97% (Acquired 10/21/05; Cost $56,534,051)            (b)   12/05/05      56,816     56,790,938
4.07% (Acquired 11/21/05; Cost $24,273,200)            (b)   12/16/05      24,342     24,300,720
4.07% (Acquired 11/02/05; Cost $99,273,680)            (b)   12/19/05      99,804     99,600,899
4.11% (Acquired 11/14/05; Cost $63,446,992)            (b)   12/27/05      63,760     63,570,739
Thunder Bay Funding, LLC
4.22% (Acquired 11/28/05; Cost $33,421,955)            (b)   01/17/06      33,619     33,433,778
4.24% (Acquired 11/30/05; Cost $40,010,220)            (b)   01/20/06      40,252     40,014,960
                                                                                    ------------
                                                                                     441,806,034
                                                                                    ============
ASSET-BACKED SECURITIES - FULLY BACKED-12.93%
Aspen Funding Corp. (CEP-MBIA Insurance Corp.)
3.92% (Acquired 10/07/05; Cost $74,542,667)            (b)   12/02/05      75,000     74,991,833
4.25% (Acquired 11/30/05; Cost $24,855,382)            (b)   01/18/06      25,000     24,858,333
Concord Minutemen Capital Co., LLC-Series A (Multi
   CEP's-Liberty Hampshire Co., LLC; agent)
4.02% (Acquired 11/07/05; Cost $65,002,815)            (b)   12/06/05      65,214     65,177,589
4.03% (Acquired 11/08/05; Cost $39,861,189)            (b)   12/09/05      40,000     39,964,178
4.22% (Acquired 11/18/05; Cost $149,300,482)           (b)   01/17/06     150,358    149,529,611
Newport Funding Corp. (CEP-MBIA Insurance Corp.)
4.05% (Acquired 11/14/05; Cost $174,381,250)           (b)   12/16/05     175,000    174,704,687
4.21% (Acquired 11/21/05; Cost $49,695,944)            (b)   01/12/06      50,000     49,754,417
Three Rivers Funding Corp. (CEP-Mellon Bank, N.A.)
4.03% (Acquired 11/03/05; Cost $145,780,083)           (b)   12/05/05     146,261    146,195,508
4.05% (Acquired 11/14/05; Cost $67,838,271)            (b)   12/14/05      68,068     67,968,451
Ticonderoga Funding LLC (CEP-Bank of America, N.A.)
4.06% (Acquired 11/17/05; Cost $149,526,333)           (b)   12/15/05     150,000    149,763,167
                                                                                    ------------
                                                                                     942,907,774
                                                                                    ============
ASSET-BACKED SECURITIES - MULTI-PURPOSE-22.27%
Barton Capital LLC
4.02% (Acquired 11/02/05; Cost $60,080,265)            (b)   12/07/05      60,316     60,275,588
3.97% (Acquired 10/20/05; Cost $79,259,549)            (b)   12/09/05      79,699     79,628,688
4.03% (Acquired 11/02/05; Cost $54,397,750)            (b)   12/09/05      54,624     54,575,081
4.19% (Acquired 11/22/05; Cost $38,071,030)            (b)   01/05/06      38,267     38,111,115
4.19% (Acquired 11/28/05; Cost $77,411,016)            (b)   01/06/06      77,764     77,438,169

                                                                        PRINCIPAL
                                                                          AMOUNT
                                                             MATURITY     (000)          VALUE
                                                             --------   ---------   --------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE - (CONTINUED)
Charta LLC
4.07% (Acquired 11/09/05; Cost $99,525,167)            (b)   12/21/05   $100,000    $   99,773,889
Clipper Receivables Co., LLC
4.05%                                                        12/14/05     24,000        23,964,900
4.05%                                                        12/16/05     45,000        44,924,063
4.08%                                                        12/20/05     25,000        24,946,167
CRC Funding LLC
3.95% (Acquired 10/17/05; Cost $48,532,278)            (b)   12/06/05     48,800        48,773,228
3.95% (Acquired 10/17/05; Cost $99,429,444)            (b)   12/08/05    100,000        99,923,194
4.07% (Acquired 11/09/05; Cost $49,762,583)            (b)   12/21/05     50,000        49,886,944
4.23% (Acquired 11/28/05; Cost $49,700,375)            (b)   01/18/06     50,000        49,718,000
4.24% (Acquired 11/29/05; Cost $49,699,667)            (b)   01/19/06     50,000        49,711,444
4.25% (Acquired 11/30/05; Cost $74,557,292)            (b)   01/19/06     75,000        74,566,146
Falcon Asset Securitization Corp.
4.04% (Acquired 11/10/05; Cost $69,131,397)            (b)   12/15/05     69,404        69,294,959
4.23% (Acquired 11/29/05; Cost $51,005,090)            (b)   01/25/06     51,349        51,017,157
Gemini Securitization LLC
3.92% (Acquired 10/07/05; Cost $25,324,629)            (b)   12/02/05     25,480        25,477,226
4.02% (Acquired 11/02/05; Cost $24,916,250)            (b)   12/02/05     25,000        24,997,208
4.23% (Acquired 11/29/05; Cost $134,428,950)           (b)   01/04/06    135,000       134,460,675
Jupiter Securitization Corp.
4.03% (Acquired 11/07/05; Cost $24,204,168)            (b)   12/06/05     24,283        24,269,408
Park Avenue Receivables Co., LLC
3.89% (Acquired 10/05/05; Cost $51,004,905)            (b)   12/01/05     51,321        51,321,000
4.08% (Acquired 11/17/05; Cost $49,813,000)            (b)   12/20/05     50,000        49,892,333
Preferred Receivables Funding Corp.
3.89% (Acquired 10/05/05; Cost $25,002,054)            (b)   12/01/05     25,157        25,157,000
Ranger Funding Co. LLC
4.02% (Acquired 11/04/05; Cost $43,832,947)            (b)   12/08/05     44,000        43,965,607
4.11% (Acquired 11/22/05; Cost $44,185,224)            (b)   12/21/05     44,332        44,230,775
Sheffield Receivables Corp.
4.02% (Acquired 11/02/05; Cost $99,665,000)            (b)   12/02/05    100,000        99,988,833
Yorktown Capital LLC
4.02%                                                        12/05/05     63,000        62,971,860
4.02%                                                        12/07/05     40,735        40,707,708
                                                                                    --------------
                                                                                     1,623,968,365
                                                                                    ==============
ASSET-BACKED SECURITIES - SECURITY INVESTMENT
   VEHICLES-4.92%
Grenadier Funding Ltd./Corp.
4.09% (Acquired 11/18/05; Cost $96,769,977)            (b)   12/19/05     97,112        96,913,406
Liberty Harbour CDO Ltd./Inc.-Series 2005-I
4.23% (Acquired 11/28/05; Cost $49,825,890)            (b)   01/09/06     50,073        49,843,540
Mckinley Funding Ltd./Corp.
4.14% (Acquired 11/23/05; Cost $137,480,967)           (b)   12/22/05    137,941       137,607,872
4.23% (Acquired 11/29/05; Cost $74,665,125)            (b)   01/06/06     75,000        74,682,750
                                                                                    --------------
                                                                                       359,047,568
                                                                                    ==============

                                                                     PRINCIPAL
                                                                       AMOUNT
                                                          MATURITY     (000)          VALUE
                                                          --------   ---------   --------------
ASSET-BACKED SECURITIES - STRUCTURED-3.42%
Klio Funding Ltd./Corp.
4.11% (Acquired 11/18/05; Cost $161,691,887)        (b)   12/20/05    $162,229   $  161,877,098
4.16% (Acquired 11/25/05; Cost $87,147,552)         (b)   12/27/05      87,471       87,208,198
                                                                                 --------------
                                                                                    249,085,296
                                                                                 ==============

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-5.28%
Blue Ridge Asset Funding Corp.
4.02% (Acquired 11/18/05; Cost $199,709,667)        (b)   12/01/05     200,000      200,000,000

CAFCO, LLC
3.89% (Acquired 10/05/05; Cost $39,749,311)         (b)   12/02/05      40,000       39,995,678
4.08% (Acquired 11/16/05; Cost $20,535,219)         (b)   12/21/05      20,617       20,570,268
Ciesco, LLC
4.07% (Acquired 11/02/05; Cost $49,728,667)         (b)   12/20/05      50,000       49,892,597
4.21% (Acquired 11/21/05; Cost $74,535,146)         (b)   01/13/06      75,000       74,622,854
                                                                                 --------------
                                                                                    385,081,397
                                                                                 ==============

CONSUMER FINANCE-6.48%
HSBC Finance Corp.
4.23%                                                     01/20/06     125,000      124,265,625
Toyota Motor Credit Corp.
4.11%                                                     12/27/05      50,000       49,851,583
4.11%                                                     12/29/05     100,000       99,680,333
4.11%                                                     12/30/05     100,000       99,668,917
4.23%                                                     01/27/06     100,000       99,330,250
                                                                                 --------------
                                                                                    472,796,708
                                                                                 ==============

DIVERSIFIED BANKS-2.74%
Bank of America Corp.
3.89%                                                     12/02/05     200,000      199,978,389
                                                                                 ==============

DIVERSIFIED CAPITAL MARKETS-3.41%
Citigroup Funding Inc.
4.26%                                                     01/26/06     125,000      124,171,667
4.26%                                                     01/27/06     125,000      124,156,875
                                                                                 --------------
                                                                                    248,328,542
                                                                                 ==============

INDUSTRIAL CONGLOMERATES-2.73%
General Electric Co.
4.11%                                                     12/28/05     200,000      199,383,500
                                                                                 ==============

OTHER DIVERSIFIED FINANCIAL SERVICES-1.37%
General Electric Capital Corp.
4.11%                                                     12/30/05     100,000       99,668,917
                                                                                 ==============

SPECIALIZED FINANCE-1.37%
Siemens Capital Co. LLC
4.00%                                                     12/19/05     100,000       99,800,000
                                                                                 --------------
Total Commercial Paper (Cost $5,546,596,470)                                      5,546,596,470
                                                                                 ==============

                                                                                PRINCIPAL
                                                                                  AMOUNT
                                                                     MATURITY     (000)          VALUE
                                                                     --------   ---------   --------------
MASTER NOTE AGREEMENTS-9.39%
Lehman Brothers Inc.
4.18% (Acquired 12/20/04; Cost $335,000,000)          (b)(c)(d)(e)               $335,000   $  335,000,000
Merrill Lynch Mortgage Capital, Inc.
4.20% (Acquired 11/16/05; Cost $350,000,000)          (b)(c)(d)      02/14/06     350,000      350,000,000
                                                                                            --------------
Total Master Note Agreements (Cost $685,000,000)                                               685,000,000
                                                                                            ==============

CERTIFICATES OF DEPOSIT-4.11%
Wells Fargo Bank, N.A.
4.03%                                                                12/06/05     100,000      100,000,000
4.02%                                                                12/07/05     100,000      100,000,000
4.03%                                                                12/08/05     100,000      100,000,000
                                                                                            --------------
Total Certificates of Deposit (Cost $300,000,000)                                              300,000,000
                                                                                            ==============

U.S. GOVERNMENT AGENCY SECURITIES-1.22%
FEDERAL HOME LOAN BANK (FHLB)-1.22%
Unsec. Disc. Notes, (Cost $88,700,000)
3.88%                                                 (a)(c)         12/01/05      88,700       88,700,000
                                                                                            --------------
Total Investments (excluding Repurchase Agreements)
   (Cost $6,620,296,470)                                                                     6,620,296,470
                                                                                            ==============

REPURCHASE AGREEMENTS-9.51%
BNP Paribas Securities Corp.
4.01%                                                 (f)            12/01/05     139,000      139,000,000
Deutsche Bank Securities Inc.
4.00%                                                 (g)            12/01/05      14,000       14,000,000
Deutsche Bank Securities Inc.
4.04%                                                 (h)            12/01/05     170,452      170,451,908
Fortis Bank N.V./S.A.-New York Branch
4.04%                                                 (i)            12/01/05      70,000       70,000,000
Goldman, Sachs & Co.
4.01%                                                 (j)            12/01/05     139,000      139,000,000
Goldman, Sachs & Co.
4.03%                                                 (k)            12/01/05      93,000       93,000,000
Societe Generale-New York Branch
4.04%                                                 (l)            12/01/05      68,000       68,000,000
                                                                                            --------------
Total Repurchase Agreements (Cost $693,451,908)                                                693,451,908
                                                                                            ==============
TOTAL INVESTMENTS-100.29% (Cost $7,313,748,378)       (m)(n)                                 7,313,748,378
                                                                                            ==============
OTHER ASSETS LESS LIABILITIES-(0.29%)                                                          (21,505,152)
                                                                                            ==============
NET ASSETS-100.00%                                                                          $7,292,243,226
                                                                                            ==============

Investment Abbreviations:

CEP      Credit Enhancement Provider
Disc.    Discounted
Unsec.   Unsecured

     Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2005 was $4,714,125,716, which represented 64.65% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on November 30, 2005.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,847. Collateralized by $253,790,000 U.S. Government obligations, 0% to 7.40% due 12/14/05 to 07/15/32 with an aggregate value at 11/30/05 of $255,000,351. The amount to be received upon repurchase by the Fund is $139,015,483.

(g) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $125,013,889. Collateralized by $130,230,000 U.S. Government obligations, 0% to 5.38% due 08/04/06 to 06/16/20 with an aggregate value at 11/30/05 of $127,500,075. The amount to be received upon repurchase by the Fund is $14,001,556.

(h) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $500,056,111. Collateralized by $507,533,058 U.S. Government obligations, 3.25% to 6.00% due 01/01/19 to 09/01/44 with an aggregate value at 11/30/05 of $510,000,001. The amount to be received upon repurchase by the Fund is $170,471,036.

(i) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $200,022,444. Collateralized by $205,614,165 U.S. Government obligations, 4.50% to 5.00% due 01/01/10 to 01/01/35 with an aggregate value at 11/30/05 of $204,000,001. The amount to be received upon repurchase by the Fund is $70,007,856.

(j) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,847. Collateralized by $255,750,000 U.S. Government obligations, 2.00% to 6.01% due 02/27/06 to 07/28/28 with an aggregate value at 11/30/05 of $255,005,100. The amount to be received upon repurchase by the Fund is $139,015,483.

(k) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,986. Collateralized by $257,660,972 U.S. Government obligations, 3.98% to 5.54% due 04/01/32 to 10/01/35 with an aggregate value at 11/30/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $93,010,411.

(l) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $350,039,278. Collateralized by $377,315,738 U.S. Government obligations, 0% to 7.00% due 10/15/06 to 10/01/35 with an aggregate value at 11/30/05 of $357,000,544. The amount to be received upon repurchase by the Fund is $68,007,631.

(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the porfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

ENTITIES                       PERCENTAGE
--------                       ----------
Clipper Receivables Co., LLC       5.1
Old Line Funding, LLC              5.1
Other Entities Less than 5%       89.8

(n)  Also represents cost for federal income tax purposes.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                               TREASURY PORTFOLIO

          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com               TRE-QTR-1 11/05            A I M Advisors, Inc.

                     [AIM INVESTMENTS--registered trademark-- LOGO APPEARS HERE]
                              Your goals. Our solutions.--registered trademark--

SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT
                                            MATURITY     (000)          VALUE
                                            --------   ---------   --------------
U.S. TREASURY SECURITIES--29.53%
U.S. TREASURY BILLS--26.98% (a)
3.08%                                       12/15/05    $ 75,000   $   74,910,167
3.09%                                       12/15/05     100,000       99,879,950
3.12%                                       12/15/05     100,000       99,878,666
3.16%                                       12/22/05     150,000      149,723,063
3.73%                                       01/19/06     150,000      149,238,458
3.66%                                       02/09/06     100,000       99,287,944
3.71%                                       03/16/06     100,000       98,917,333
3.76%                                       03/30/06     100,000       98,758,764
3.87%                                       04/06/06     150,000      147,967,375
3.96%                                       04/13/06     100,000       98,537,924
4.01%                                       04/20/06     100,000       98,441,528
4.14%                                       05/18/06     100,000       98,066,600
                                                                   --------------
                                                                    1,313,607,772
                                                                   ==============

U.S. TREASURY NOTES--2.55%
2.75%                                       07/31/06     125,000      124,131,072
                                                                   --------------
Total U.S. Treasury Securities
   (Cost $1,437,738,844)                                            1,437,738,844
                                                                   ==============
Total Investments (excluding
   Repurchase Agreements)
   (Cost $1,437,738,844)                                            1,437,738,844
                                                                   ==============

REPURCHASE AGREEMENTS--70.68%
ABN AMRO Bank N.V.--New York Branch
3.96%                                 (b)   12/01/05     230,000      230,000,000
Bank of Nova Scotia (The)--
   New York Branch
3.96%                                 (c)   12/01/05     230,000      230,000,000
Barclays Capital Inc.
3.96%                                 (d)   12/01/05     580,852      580,852,172
Bear, Stearns & Co., Inc.
3.97%                                 (e)         --     150,000      150,000,000
BNP Paribas Securities Corp.
3.97%                                 (f)   12/01/05     230,000      230,000,000
CIBC World Markets Corp.
3.97%                                 (g)   12/01/05     100,000      100,000,000
Credit Suisse First Boston LLC
3.97%                                 (h)   12/01/05     230,000      230,000,000

                                                       PRINCIPAL
                                                         AMOUNT
                                            MATURITY     (000)          VALUE
                                            --------   ---------   --------------
REPURCHASE AGREEMENTS - (CONTINUED)
Credit Suisse First Boston LLC
3.98%                                 (i)   01/20/06    $250,000   $  250,000,000
Deutsche Bank Securities Inc.
3.97%                                 (j)         --     250,000      250,000,000
Goldman, Sachs & Co.
3.97%                                 (k)   01/17/06     250,000      250,000,000
Merrill Lynch Government
   Securities, Inc.
3.97%                                 (l)   12/01/05     230,000      230,000,000
Morgan Stanley & Co., Inc.
3.96%                                 (m)   12/01/05     230,000      230,000,000
UBS Securities LLC
3.96%                                 (n)   12/01/05     230,000      230,000,000
3.89%                                 (o)   01/03/06     250,000      250,000,000
                                                                   --------------
Total Repurchase Agreements
   (Cost $3,440,852,172)                                            3,440,852,172
                                                                   ==============
Total Investments
   (Cost $4,878,591,016)--100.21%     (p)                           4,878,591,016
                                                                   ==============
OTHER ASSETS LESS
   LIABILITIES--(0.21%)                                               (10,304,421)
                                                                   ==============
NET ASSETS--100.00%                                                $4,868,286,595
                                                                   ==============

     Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $183,220,000 U.S. Treasury obligations, 3.63% to 11.25% due 06/15/10 to 02/15/15 with an aggregate value at 11/30/05 of $255,001,294. The amount to be received upon repurchase by the Fund is $230,025,300.

(c) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $237,957,000 U.S. Treasury obligations, 2.00% to 10.38% due 05/15/06 to 02/15/29 with an aggregate value at 11/30/05 of $255,000,756. The amount to be received upon repurchase by the Fund is $230,025,300.

(d) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $750,082,500. Collateralized by $657,616,000 U.S. Treasury obligations, 0.88% to 4.25% due 11/15/06 to 07/15/15 with an aggregate value at 11/30/05 of $765,000,068. The amount to be received upon repurchase by the Fund is $580,916,066.

(e) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,832,000 U.S. Treasury obligations, 3.38% to 4.75% due 11/15/08 to 04/15/28 with an aggregate value at 11/30/05 of $153,048,435.

(f) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,569. Collateralized by $253,836,000 U.S. Treasury obligations, 3.13% to 5.75% due 02/28/07 to 02/15/31 with an aggregate value at 11/30/05 of $255,000,161. The amount to be received upon repurchase by the Fund is $230,025,364.

(g) Repurchase agreement entered into 11/30/05 with an aggregate maturing value of $100,011,027. Collateralized by $104,916,000 U.S. Treasury obligations, 2.00% to 4.25% due 05/15/06 to 05/15/13 with an aggregate value at 11/30/05 of $102,001,922.

(h) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,569. Collateralized by $611,659,500 U.S. Treasury obligations, 0% due 11/15/20 to 08/15/25 with an aggregate value at 11/30/05 of $255,001,107. The amount to be received upon repurchase by the Fund is $230,025,364.

(i) Term repurchase agreement entered into 10/17/05. The Fund may terminate the agreement upon demand. Collateralized by $212,776,000 U.S. Treasury obligations, 2.00% to 3.38% due 01/15/07 to 07/15/14 with a value at 11/30/05 of $255,004,022.

(j) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $257,273,000 U.S. Treasury obligations, 0% to 4.00% due 02/09/06 to 08/31/07 with an aggregate value at 11/30/05 of $255,000,359.

(k) Term repurchase agreement entered into 10/17/05. The Fund may terminate the agreement upon demand. Collateralized by $217,716,000 U.S. Treasury obligations, 4.75% to 12.00% due 05/15/06 to 02/15/23 with a value at 11/30/05 of $255,000,084.

(l) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,569. Collateralized by $474,363,000 U.S. Treasury obligations, 0% due 05/15/18 to11/15/24 with an aggregate value at 11/30/05 of $255,001,398. The amount to be received upon repurchase by the Fund is $230,025,364.

(m) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $203,722,000 U.S. Treasury obligations, 6.13% to 6.75% due 08/15/26 to 11/15/27 with an aggregate value at 11/30/05 of $255,000,775. The amount to be received upon repurchase by the Fund is $230,025,300.

(n) Joint repurchase agreement entered into 11/30/05 with an aggregate maturing value of $250,027,500. Collateralized by $586,757,000 U.S. Treasury obligations, 0% due 11/15/21 to 02/15/25 with an aggregate value at 11/30/05 of $255,001,595. The amount to be received upon repurchase by the Fund is $230,025,300.

(o) Term repurchase agreement entered into 10/03/05. The Fund may terminate the agreement upon demand. Collateralized by $256,558,000 U.S. Treasury obligations, 0% due 01/12/06 to 04/06/06 with a value at 11/30/05 of $255,004,910.

(p)  Also represents cost for federal income tax purposes.

       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

Item 2.  Controls and Procedures.

     (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     SHORT-TERM INVESTMENTS TRUST

By:      /s/ROBERT H. GRAHAM
         ----------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 27, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:
         /s/ROBERT H. GRAHAM
         ----------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 27, 2006


By:      /s/SIDNEY M. DILGREN
         ----------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 27, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.